Loss and loss adjustment expense reserves - Schedule of payout percentage on losses (Details)	Dec. 31, 2020
Global A&H
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	23.30%
Year 2	31.60%
Year 3	34.10%
Year 4	30.40%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Marine & Energy
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	0.90%
Year 3	21.60%
Year 4	1.80%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Credit
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	12.70%
Year 2	22.20%
Year 3	26.90%
Year 4	11.60%
Year 5	3.10%
Year 6	(1.10%)
Year 7	(1.40%)
Year 8	(1.50%)
Year 9	0.00%
Casualty
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	19.20%
Year 2	24.20%
Year 3	11.80%
Year 4	7.80%
Year 5	4.90%
Year 6	2.10%
Year 7	1.90%
Year 8	1.10%
Year 9	2.00%
Other Specialty
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	25.30%
Year 2	34.80%
Year 3	22.90%
Year 4	0.30%
Year 5	3.00%
Year 6	0.70%
Year 7	0.10%
Year 8	0.00%
Year 9	0.00%
Property Catastrophe Excess Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	6.80%
Year 2	37.80%
Year 3	0.00%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Property Risk and Pro Rata
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	47.60%
Year 2	29.50%
Year 3	10.20%
Year 4	5.30%
Year 5	3.10%
Year 6	1.40%
Year 7	1.00%
Year 8	0.30%
Year 9	0.00%
Agriculture
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	2.70%
Year 2	93.80%
Year 3	3.50%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Other
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	0.00%
Year 3	0.00%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Contracts incepting in 2013 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	4.40%
Year 2	23.70%
Year 3	31.40%
Year 4	4.60%
Year 5	3.40%
Year 6	2.60%
Year 7	3.30%
Year 8	0.00%
Contracts incepting in 2014 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	0.00%
Year 3	0.00%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Contracts incepting in 2015 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	0.00%
Year 3	0.00%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Contracts incepting in 2017 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	0.00%
Year 3	0.00%
Year 4	0.00%
Contracts incepting in 2018 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	97.10%
Year 3	0.00%
Contracts incepting in 2019 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%
Year 2	0.00%
Contracts incepting in 2020 | Retroactive reinsurance contracts
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	0.00%